Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt

	2015	2014

Short-term bank borrowings	6	8
Current portion of long-term debt (*)	550	12

Total	556	20

Schedule of Long-Term Debt

Long-term debt

	Range of interest rates	Average rate of interest	Principal amount outstanding 2015	Due in 2016	Due after 2016	Due after 2020	Average remaining term (in years)	Principal amount outstanding 2014

USD notes	2.8%-6.0%	4.3%	8,193	535	7,658	2,860	4.6	3,041
2019 Cash Convertible Senior Notes	1.0%-1.0%	1.0%	1,150	—	1,150	—	3.9	1,150
New Revolving Credit Facility (1)	—	—	—	—	—	—	—	—
Bank borrowings	—	—	—	—	—	—	—	3
Liabilities arising from capital lease transactions	2.5%-13.8%	2.8%	31	16	15	—	1.0	4

		3.9%	9,374	551	8,823	2,860	4.5	4,198

(1)	We do not have any borrowings under the $600 million New Revolving Credit Facility as of December 31, 2015.

Long-Term Debt at Principal Amount	The following amounts of long-term debt at principal amount as of December 31, 2015 are due in the next 5 years:

2016	551
2017	434
2018	781
2019	1,180
2020	3,568
Due after 5 years	2,860

9,374

Summary of Outstanding Notes

The following table summarizes the outstanding notes as of December 31, 2015:

	Principal amount	Fixed/ floating	Interest rate	Current coupon rate	Maturity date

Term Loan	392	Floating	LIBOR plus 2% with a floor of 0.75%	2.75%	2017
Term Loan	391	Floating	LIBOR plus 2.50% with a floor of 0.75%	3.25%	2020
Term Loan	2,700	Floating	LIBOR plus 3% with a floor of 0.75%	3.75%	2020
Senior Unsecured Notes	500	Fixed	3.5%	3.5%	2016
Senior Unsecured Notes	750	Fixed	3.75%	3.75%	2018
Senior Unsecured Notes	600	Fixed	4.125%	4.125%	2020
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2021
Senior Secured Notes	500	Fixed	5%	5%	2021
Senior Secured Notes	960	Fixed	6%	6%	2022
Senior Unsecured Notes	400	Fixed	4.625%	4.625%	2022
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2023
Cash Convertible Notes	1,150	Fixed	1%	1%	2019
Revolving Credit Facility	—	Floating	—	—	2020

Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2015 and 2014 was as follows:

(in millions)	As of December 31
	2015	2014

Principal amount of 2019 Cash Convertible Senior Notes	1,150	1,150
Unamortized debt discount of 2019 Cash Convertible Senior Notes	167	205
Net liability of 2019 Cash Convertible Senior Notes	983	945

Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount

The effective interest rate, contractual interest expense and amortization of debt discount for the 2019 Cash Convertible Senior Notes for fiscal 2015 and 2014 were as follows:

(in millions, except percentage)	2015	2014

Effective interest rate	5.14%	5.14%
Contractual interest expense	12	1
Amortization of debt discount	38	3